Cash and Cash Equivalents (Details) $ in Millions, $ in Millions	Dec. 31, 2024 USD ($)	[1],[2]	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 USD ($)	[2]	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Cash and cash equivalents [abstract]
Cash and bank balances			$ 48,572			$ 90,114
Cash equivalents			91,262			74,998
Cash and cash equivalents	$ 6,705		$ 139,834	$ 7,917		$ 165,112	$ 83,439	$ 97,407

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.4